Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Remuneration

KEY MANAGEMENT PERSONNEL REMUNERATION	2018 £m	2017 £m	2016 £m
Salaries, other short-term employee benefits and non-executive fees	7	5	5
Post-employment benefits	1	1	1
Share based remuneration*	7	8	12
Total	15	14	18

Summary of Executive Directors Remuneration
EXECUTIVE DIRECTORS		Salary	Benefits	Annual incentive	Cost of share based remuneration	*	Cost of pension provision	*	Total
		£’000	£’000	£’000	£’000		£’000		£’000
Total Executive Directors	2018	1,935	99	3,033	7,003		741		12,811
	2017	1,889	101	1,964	8,205		983		13,142
	2016	1,843	88	1,881	12,038		1,052		16,902

Summary of Non-Executive Directors Remuneration
NON-EXECUTIVE DIRECTORS	2018 £’000	2017 £’000	2016 £’000
Fees and benefits	1,634	1,396	1,364